Total
PSF DFA Balanced Allocation Portfolio
PSF DFA Balanced Allocation Portfolio
Investment Goal
This Fund seeks long-term growth of capital and low to moderate income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table below does not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PSF DFA Balanced Allocation Portfolio		Class D	Class P
Management Fee		0.20%	0.20%
Distribution (12b-1) and Service Fee		0.25%	none
Other Expenses		0.04%	0.03%
Acquired Fund Fees and Expenses	[1]	0.19%	0.19%
Total Annual Fund Operating Expenses		0.68%	0.42%
[1]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

This Example does not reflect fees and expenses of any variable annuity contract or variable life insurance policy. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example - PSF DFA Balanced Allocation Portfolio - USD ($)	1 year	3 years	5 years	10 years
Class D	69	218	379	847
Class P	43	135	235	530

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example No Redemption - PSF DFA Balanced Allocation Portfolio - USD ($)	1 year	3 years	5 years	10 years
Class D	69	218	379	847
Class P	43	135	235	530

Portfolio Turnover

The Fund, which operates as a “fund of funds” that seeks to achieve its investment goal by investing in other funds, does not pay transaction costs, such as commissions, when it buys and sells shares of those underlying funds (or “turns over” its holdings). During the most recent fiscal year ended December 31, 2020, the portfolio turnover rate was 11% of the average value of the Fund. An underlying fund typically does pay transaction costs when it turns over its portfolio so a higher portfolio turnover rate, which reflects a larger number of securities being bought or sold, may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s and underlying funds’ performance.

Principal Investment Strategies

This Fund is a “fund of funds” that, under normal circumstances, invests substantially all of its assets in a variety of eligible third party mutual funds and/or variable insurance trusts (the “DFA Underlying Funds”) which, in turn, invest in U.S. and foreign equity and debt instruments. The DFA Underlying Funds are offered by Dimensional Investment Group Inc. and/or DFA Investment Dimensions Group Inc., as managed by Dimensional Fund Advisors LP (“DFA”), and are not funds of the Trust. Dimensional Investment Group Inc. and DFA Investment Dimensions Group, Inc. are not affiliated with the Trust, the Fund or the Fund’s investment adviser. The Fund may invest in any or all of the DFA Underlying Funds, but will not necessarily be invested in every DFA Underlying Fund at any particular time.

Under normal market conditions, the Fund’s exposure to the two broad asset classes of debt and equity are expected to be within the following ranges:

BROAD ASSET CLASS ALLOCATIONS
Debt	Equity
35-45%	55-65%

PLFA, the investment adviser to the Fund, manages and oversees the Fund through a two-step process that includes:

(1) Asset Allocation/Portfolio Construction — PLFA manages the Fund using an approximate 20 year investment horizon. An asset class model (the “Model”) for the Fund is developed annually that seeks to meet the Fund’s investment goal over this period. Within each broad asset class, there are narrower asset class categories (the “asset class categories”) which are used to develop the Model. The broad asset class allocations, along with the allocations for the asset class categories, are taken into consideration in developing the Model. The broad equity asset class includes asset class categories such as domestic and developed international equities, which may include small-capitalization, mid-capitalization and large-capitalization equities that may employ growth and value strategies. The broad debt asset class includes asset class categories such as investment grade bonds and international debt of developed markets of varying durations.

PLFA may adjust the broad asset class allocations to any point within the above ranges, and/or adjust the asset class category allocations in the Model, based on PLFA’s views of market conditions, its outlook for various asset class categories or other factors.

PLFA then determines the amount of Fund assets to invest in a DFA Underlying Fund (if any) in order to obtain the broad asset class exposures and asset class category exposures designated by the Model for the Fund.

(2) DFA Underlying Fund Oversight — PLFA monitors and evaluates the DFA Underlying Funds on an ongoing basis, including an analysis of the investment risks of the DFA Underlying Funds and their impact on the Fund’s risk/return objectives, to seek to ensure that each current DFA Underlying Fund continues to be appropriate for the Fund’s allocations. PLFA considers periodic adjustments to the Fund’s allocations as a result of this analysis. PLFA will also monitor the available DFA Underlying Funds for potential reallocation of Fund assets and/or substitution of DFA Underlying Funds should PLFA consider such DFA Underlying Funds to be more appropriate for the Fund’s investment. In general, PLFA does not anticipate engaging in frequent adjustments to the Fund’s allocations and will not attempt to time the market. As such, portfolio turnover for the Fund is anticipated to be relatively low.

Investments of the DFA Underlying Funds that invest primarily in equity instruments include: growth and value stocks; large-, mid- and small-capitalization companies; sector-specific stocks; and domestic and foreign stocks (which may be U.S. dollar or foreign currency denominated).

Investments of the DFA Underlying Funds that invest primarily in debt instruments include: investment grade debt securities, including U.S. Government securities and corporate bonds; foreign debt securities of developed markets (which may be U.S. dollar or foreign currency denominated); and debt instruments of varying duration (short, intermediate and long-term).

The Fund, through the DFA Underlying Funds, may invest a large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region.

Certain DFA Underlying Funds may lend their portfolio securities to generate additional income.

The Fund is expected to be as fully invested as practical, although it may maintain liquidity reserves to meet redemption requests.

For additional information about the Fund and its DFA Underlying Fund investments, please see the Additional Information About Principal Investment Strategies and Principal Risks section in the Prospectus.

Principal Risks

As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.

As a “fund of funds,” the Fund is subject to Asset Allocation Fund of Funds Risk and Conflicts of Interest Risk. The Fund is also subject to the risks of the DFA Underlying Funds in which it invests, which may change based on the Fund’s allocations to the DFA Underlying Funds. The principal risks to the Funds from these DFA Underlying Fund investments are described below.

● Asset Allocation Fund of Funds Risk: Although the theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long term, you still may lose money and/or experience price volatility. Performance of and assumptions about asset classes and DFA Underlying Funds may also diverge from historical performance and assumptions used to develop the allocations in light of actual market conditions. There is a risk that you could achieve better returns by investing in an individual fund or funds representing a single broad asset class or asset class category rather than investing in a fund of funds. The Fund’s performance is closely related to the risks associated with the investments held by the DFA Underlying Funds in which the Fund invests, and thus the ability of the Fund to achieve its investment goal will depend upon the ability of the DFA Underlying Funds to achieve their investment objectives. Fund shareholders also bear indirectly their proportionate share of the expenses of the DFA Underlying Funds in which the Fund invests. Another risk of asset allocation is that the Fund’s actual allocation to a DFA Underlying Fund may deviate from the intended allocation because a DFA Underlying Fund’s investments can change due to market movements, the DFA Underlying Fund Manager’s investment decisions or other factors, which could result in the Fund’s risk/return target not being met. As a fund of funds, the Fund is exposed proportionally to the same risks as the DFA Underlying Funds in which it invests.

● Conflicts of Interest Risk: PLFA is subject to competing interests that have the potential to influence its investment decisions for the Fund. For example, PLFA’s management of the Fund and the Fund’s risk/return profile may be influenced by the insurance companies that use the Fund as an investment option for their variable life and annuity contracts. These insurance companies may include affiliates of PLFA. For instance, PLFA’s management of the Fund may be influenced by the insurance companies’ financial interest in reducing the volatility of the overall value of variable life and annuity contracts in light of the insurance companies’ obligations on various guarantees under those contracts, which may potentially conflict with the interests of contract owners who are invested in the Fund by limiting the Fund’s returns. PLFA seeks to identify and address any potential conflicts in a manner that is fair for the Fund and its shareholders. PLFA has adopted a policy under which investment decisions for the Fund must be made in the best interests of the Fund and its shareholders.

Principal Risks from Holdings in DFA Underlying Funds

● Equity Securities Risk: Equity securities tend to go up or down in value, sometimes rapidly and unpredictably.

● Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value.

● Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce a DFA Underlying Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.

● Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of a DFA Underlying Fund’s investments in that foreign currency and investments denominated in that foreign currency.

● Foreign Markets Risk: Exposure to a foreign market through investments in foreign issuers (companies or other entities) can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions of that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

● Geographic Focus Risk: If a DFA Underlying Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the DFA Underlying Fund’s performance. As a result, the DFA Underlying Fund’s performance may be more volatile than the performance of more geographically diversified funds.

● Interest Rate Risk: The value of debt instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates. Interest rates are at historic lows. During periods when interest rates are low or there are negative interest rates, the DFA Underlying Fund’s yield (and total return) also may be low and the DFA Underlying Fund may experience low or negative returns. Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. As interest rates rise, the value of fixed income investments will generally decrease.

● Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.

● Leverage Risk: A DFA Underlying Fund may lend its securities. Securities lending gives rise to a form of leverage. Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed a DFA Underlying Fund’s principal amount invested. Leverage can magnify a DFA Underlying Fund’s gains and losses and therefore increase its volatility.

● Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. A DFA Underlying Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

● Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater risk of the price of their securities going up or down rapidly or unpredictably and may be more vulnerable to economic, market and industry changes than larger, more established companies.

● Securities Lending Risk: If securities for a DFA Underlying Fund are loaned to brokers, dealers or financial institutions, there is a risk that the loaned securities will not be returned or that their return will be delayed, as well as a risk of a loss of rights in the collateral should the borrower or lending agent become insolvent or not meet its contractual obligations. Further, investing the proceeds from the securities loaned subjects the Fund to leverage risk.

● Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.

● U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.

● Value Companies Risk: Value companies are those that a Manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

● Active Management Risk: The sub-adviser’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact a DFA Underlying Fund’s performance.

● LIBOR Transition Risk: Certain investments in which a DFA Underlying Fund invests rely in some manner on the London Interbank Offered Rate (“LIBOR”). LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market as determined by the ICE Benchmark Administration (“IBA”). Previously, the Financial Conduct Authority, which regulates financial markets and financial services firms in the United Kingdom, announced that it will no longer compel the banks to continue to submit the daily rates for the calculation of LIBOR after 2021 and warned that LIBOR may cease to be available or appropriate for use beyond 2021. More recently, the IBA announced it will cease publication of U.S. dollar (“USD”) LIBOR for the most common tenors (overnight and one, three, six and twelve months) as of June 30, 2023, and it will cease publication of USD LIBOR for the less commonly used tenors of one week and two months as well as all tenors of non-USD LIBOR as of December 31, 2021.

There remains uncertainty regarding the transition to, and nature of, any selected replacement rates. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of a DFA Underlying Fund’s investments and result in costs incurred in connection with closing out positions that reference LIBOR and entering into new trades referencing alternative rates. The transition process away from LIBOR may result in increased volatility or illiquidity in markets for a DFA Underlying Fund’s investments that currently rely on LIBOR as well as a reduction in the value of these investments. The potential risk of reduction in value of these investments may be heightened for those investments that do not include fallback provisions that address the cessation of LIBOR.

Performance

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to two broad-based market indices that correspond to the Fund’s two broad asset classes. To further assist in performance comparison, a composite benchmark is presented that is comprised of certain broad-based market indices based on the broad asset class target allocations for the Fund. The composite benchmark is comprised of 45% S&P 500, 40% Bloomberg Barclays US Aggregate Bond and 15% MSCI EAFE Indices. The bar chart shows the performance of the Fund’s Class D shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.

Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: Q2 2020: 14.15%; Q1 2020: (14.71%)
Average Annual Total Returns (For the periods ended December 31, 2020)
Average Annual Returns - PSF DFA Balanced Allocation Portfolio	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class D	Class D (incepted April 29, 2016)	12.11%	9.13%	Apr. 29, 2016
Class P	Class P (incepted October 31, 2019)	12.40%	13.80%	Oct. 31, 2019
S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (based on Class D inception date)	S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (based on Class D inception date)	18.40%	15.93%	Apr. 29, 2016
Bloomberg Barclays US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes) (based on Class D inception date)	Bloomberg Barclays US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes) (based on Class D inception date)	7.51%	4.00%	Apr. 29, 2016
PSF DFA Balanced Allocation Composite Benchmark (reflects no deductions for fees, expenses, or taxes) (based on Class D inception date)	PSF DFA Balanced Allocation Composite Benchmark (reflects no deductions for fees, expenses, or taxes) (based on Class D inception date)	13.17%	10.18%	Apr. 29, 2016